Income taxes, Components of Income Tax Expense (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income tax expense [Abstract]
Origination and reversal of temporary difference	$ 16,793,233	$ 4,244,305
Change in unrecognized tax losses and tax benefits	(13,638,014)	(17,045,913)
Change in prior year estimate and other	2,465,077	(2,247,099)
Total income tax expense (recovery)	$ 5,620,296	$ (15,048,707)